Acquisitions	12 Months Ended
Oct. 31, 2021
Acquisitions [Abstract]
Acquisitions
31 Acquisitions

Summary of acquisitions

				Consideration
	Carrying value at acquisition	Intangible assets	Goodwill	Shares	Cash	Total
	$m	$m	$m	$m	$m	$m

Acquisitions in the year ended October 31, 2021:
Full 360	(0.3)	3.4	1.0	-	3.3	3.3
Streamworx	0.2	4.4	6.2	-	9.7	9.7
	(0.1)	7.8	7.2	-	13.0	13.0
Acquisitions in the year ended October 31, 2020:
ATAR Labs	0.9	6.6	1.4	-	7.3	7.3
	0.9	6.6	1.4	-	7.3	7.3
Acquisitions in the year ended October 31, 2019:
Interset Software Inc.	0.9	61.3	26.8	-	89.0	89.0
	0.9	61.3	26.8	-	89.0	89.0

The Group has not presented the full IFRS 3 “Business Combinations” disclosures as these acquisitions are not material to the Group.

Acquisitions in the year ended October 31, 2021: Full 360
On June 11, 2021, the Group completed the acquisition of Full 360 inc. Full 360 inc will integrate into the Vertica portfolio to create proven unified analytics platform in public clouds and in enterprise data centres. Total consideration of $3.3 million was paid in cash at the point of acquisition, when the business had a carrying value comprising $0.3 million of assets and $0.6 million of liabilities. A fair value review was carried out on the assets and liabilities of the acquired business, resulting in the identification of purchased intangible assets of $3.4 million.

Streamworx
On August 19, 2021, the Group completed the acquisition of Streamworx.ai. Streamworx.ai will integrate into the CyberRes product group to create proven unified analytics platform in public clouds and in enterprise data centres. Total consideration of $9.7 million was paid in cash at the point of acquisition, when the business had a carrying value comprising $0.8 million of assets and $0.6 million of liabilities. A fair value review was carried out on the assets and liabilities of the acquired business, resulting in the identification of purchased intangible assets of $4.4 million.

Acquisitions in the year ended October 31, 2020: ATAR Labs
On July 1, 2020, the Group completed the acquisition of ATAR Labs. ATAR Labs integrates into the ArcSight portfolio to create a fast-acting environment against threats with top-of-the-line capabilities. Total consideration of $7.3 million consists of initial consideration of $6 million with a further deferred consideration payment of $1.3 million to be paid in two yearly instalments. At acquisition the business had a carrying value of $1.7 million of assets and $0.8 million of liabilities. A fair value review was carried out on the assets and liabilities of the acquired business, resulting in the identification of intangible assets of $6.6 million.

Acquisitions in the 12 months ended October 31, 2019: Interset Software Inc.
On February 15, 2019, the Group completed the acquisition of Interset Software Inc. (“Interset”), a worldwide leader in security analytics software that provides highly intelligent and accurate cyber-threat protection. The addition of this predictive analytics technology adds depth to Micro Focus’ Security, Risk & Governance portfolio, and aligns with the Company’s strategy to help customers quickly and accurately validate and assess risk as they digitally transform their businesses.

Consideration of $89.0m consists of completion payment of $85.0 million, working capital adjustments and net cash adjustments. The Group did not presented the full IFRS 3 “Business Combinations” disclosures as this acquisition is not material to the Group, given that it was an acquisition of a business with a carrying value of $5.5 million of assets and $4.6 million of liabilities.

A fair value review was carried out on the assets and liabilities of the acquired business, resulting in the identification of intangible assets. The fair value review was finalised in the 12-month period following completion, which ended on February 15, 2020. No adjustments were identified.

		Carrying value at acquisition	Fair value adjustments	Fair value
	Note	$m	$m	$m
Intangible assets – purchased [1]	11	-	61.2	61.2
Property, plant and equipment	12	0.3	-	0.3
Other non-current assets		0.2	-	0.2
Trade and other receivables		3.8	-	3.8
Cash and cash equivalent		1.2	-	1.2
Trade and other payables		(1.5)	-	(1.5)
Finance leases obligations – short term		(0.1)	-	(0.1)
Provisions – short-term	21	(0.7)	-	(0.7)
Deferred income – short-term [2]		(2.1)	0.1	(2.0)
Deferred income – long-term [2]		(0.2)	-	(0.2)
Net assets		0.9	61.3	62.2
Goodwill (note 10)				26.8
Consideration				89.0

Consideration satisfied by:
Cash				89.0

The fair value adjustments relate to:
[1]
Purchased intangible assets of $61.2 million ($44.5 million Technology, $4.2 million Trade names, $12.5 million Customer Relationships) have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of Interset.

[2]	Deferred income has been valued taking account of the remaining performance obligations.

The value of the goodwill represents the value of the assembled workforce at the time of the acquisition with specific knowledge and technical skills. It also represents the prospective future economic benefits that are expected to accrue from enhancing the portfolio of products available to the Company’s existing customer.